PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 65,087	$ 86,123
Prepayments and other current assets	98,183	67,724
Total current assets	295,914	320,351
Non-current assets:
Long-term investments	99,317	104,526
Total non-current assets	542,926	626,660
Total assets	838,840	947,011
Current liabilities:
Accrued expenses and other liabilities:	54,670	54,216
Amounts due to related parties	4,532	34,676
Total current liabilities	211,235	214,808
Non-current liabilities:
Total liabilities	491,928	563,114
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	545,514	545,364
Accumulated other comprehensive loss	(45,787)	(37,408)
Retained earnings	(53,900)	(25,144)
Total shareholders' equity	346,912	383,897
Total liabilities and shareholders' equity	838,840	947,011
Parent Company
Current assets:
Cash and cash equivalents	11,255	22,311
Prepayments and other current assets	1	1
Total current assets	454,018	464,608
Non-current assets:
Long-term investments	31,668	34,470
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	590,199	709,711
Total non-current assets	621,867	744,181
Total assets	1,075,885	1,208,789
Current liabilities:
Long-term bond payable, current	49,849	50,590
Accrued expenses and other liabilities:	1,226	69,779
Total current liabilities	728,973	824,892
Non-current liabilities:
Total liabilities	728,973	824,892
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	545,514	545,364
Accumulated other comprehensive loss	(45,787)	(37,408)
Retained earnings	(53,900)	(25,144)
Less: Treasury shares (5,755,007 shares as of December 31, 2023 and 2024, respectively.)	(111,283)	(111,283)
Total shareholders' equity	346,912	383,897
Total liabilities and shareholders' equity	1,075,885	1,208,789
Parent Company | Subsidiaries, PRC domestic entities and PRC domestic entities' subsidiaries
Current assets:
Amount due from related parties	442,470	441,251
Current liabilities:
Amounts due to related parties	673,366	669,847
Parent Company | Related party excluding subsidiaries, domestic entities and domestic entities subsidiaries
Current assets:
Amount due from related parties	292	1,045
Current liabilities:
Amounts due to related parties	4,532	34,676
Common Class A
Shareholders equity:
Ordinary Shares, Value	9,244	9,244
Common Class A | Parent Company
Shareholders equity:
Ordinary Shares, Value	9,244	9,244
Common Class B
Shareholders equity:
Ordinary Shares, Value	3,124	3,124
Common Class B | Parent Company
Shareholders equity:
Ordinary Shares, Value	$ 3,124	$ 3,124